Stock Based Compensation (Schedule Of Stock Option Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	4,757,302	[1]
Options, Exercised
Options, Cancelled
Options outstanding at end of year	4,757,302		4,757,302
Options vested and expected to vest	4,757,302		4,757,302
Options exercisable at end of year	3,171,535	[2]	3,171,535	[2]
Options, Price range of options exercised
Options, Price range of options outstanding	$ 1.05
Total shares available for future grants at end of year	6,442,970		6,442,970
Weighted Average Exercise Price, Granted	$ 1.05	[1]
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Options outstanding at end of year	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options vested and expected to vest	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options exercisable at end of year	$ 1.05	[2]	$ 1.05	[2]
Weighted Average Remaining Contractual Life (in years), Granted	4 years 5 months 23 days	[1]
Weighted Average Remaining Contractual Life (in years), Options outstanding at end of year	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options vested and expected to vest	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options exercisable at end of year	4 years 5 months 23 days	[2]
Aggregate Intrinsic Value, Options outstanding at beginning of year
Aggregate Intrinsic Value, Granted		[1]
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Cancelled
Aggregate Intrinsic Value, Options outstanding at end of year
Aggregate Intrinsic Value, Options vested and expected to vest
Aggregate Intrinsic Value, Options exercisable at end of year		[2]		[2]
Weighted average grant date fair value of stock options			$ 0.64
Fair value of shares vested	$ 2.0

[1]	The weighted average grant date fair value of the stock options was $0.64.
[2]	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.